Share based Compensation - HCML Options Fair value Assumptions (Details) - HCML Share Option Scheme - £ / shares				12 Months Ended
	Jun. 15, 2016	Dec. 20, 2013	Jun. 24, 2011	Dec. 31, 2016
Share based Compensation
Value of each share option (in dollars per share)	£ 8.991	£ 3.154	£ 1.841	£ 8.991
Significant inputs into the valuation model:
Exercise price (in dollars per share)	19.700	6.100	4.405
Share price at effective date of grant (in dollars per share)	£ 19.700	£ 6.100	£ 4.325
Expected volatility (as a percent)	39.00%	36.00%	46.60%
Risk-free interest rate (as a percent)	1.00%	3.16%	3.13%
Contractual life of share options	8 years	10 years	10 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%